TAXES - Valuation Allowance (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Valuation allowance roll forward
Beginning balance	$ 215,526	$ 21,910	$ 133,333
Additions	57,339	192,863	257
Reversals	(6,396)	(5,111)	(112,043)
Foreign currency translation adjustments	(2,401)	5,864	363
Ending balance	$ 264,068	$ 215,526	$ 21,910